Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Significant Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Lives	The Company depreciates the cost of property and equipment over their estimated useful lives at the following annual rates:
Computers and office equipment	3-7 years straight-line basis
Vehicles	3-5 years straight-line basis
Leasehold improvements	5 years straight-line basis
Software	5 years straight-line basis
Machinery and equipment	5 years straight-line basis

Property and equipment are stated at cost. The Company depreciates the cost of property and equipment over their estimated useful lives at the following annual rates:

Computers and office equipment	3-7 years straight-line basis
Vehicles	3-5 years straight-line basis
Leasehold improvements	5 years straight-line basis
Software	5 years straight-line basis
Machinery and equipment	5 years straight-line basis

Schedule of Financial Assets and Liabilities Carried at Fair Value Measured on a Recurring Basis

The Company’s financial assets and liabilities carried at fair value measured on a recurring basis as of March 31, 2025 and December 31, 2024 consisted of the following:

	Total fair value at March 31, 2025	Quoted prices in active markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Description:
Warrant liabilities	$73,200	$-	$-	$73,200

	Total fair value at December 31, 2024	Quoted prices in active markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Description:
Warrant liabilities	$80,520	$-	$-	$80,520

The Company’s financial assets and liabilities carried at fair value measured on a recurring basis as of December 31, 2024 and 2023 consisted of the following:

	Total fair value at December 31, 2024	Quoted prices in active markets (Level 1)	Significant Other Observable Units (Level 2)	Significant Other Unobservable Units (Level 3)
Description:
Warrant liabilities (1)	$80,520	$-	$-	$80,520

	Total fair value at December 31, 2023	Quoted prices in active markets (Level 1)	Significant Other Observable Units (Level 2)	Significant Other Unobservable Units (Level 3)
Description:
Warrant liabilities (1)	$833,615	$-	$-	$833,615